CORPORATE INFORMATION AND GOING CONCERN (Narrative) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of corporate information [Abstract]
Accumulated deficit	$ (65,250,962)	$ (40,645,089)